Gains and losses on disposal and main changes in scope of consolidation	12 Months Ended
Dec. 31, 2023
Gains and losses on disposal and main changes in scope of consolidation
Gains and losses on disposal and main changes in scope of consolidation

Note 3    Gains and losses on disposal and main changes in scope of consolidation

3.1    Gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	Note	2023	2022	2021
Gains (losses) on disposal of fixed assets	8.1	91	159	52
Gains (losses) on disposal of investments and activities	3.2	(1)	74	2,455	(1)
Gain (losses) on disposal of fixed assets, investments and activities		90	233	2,507

(1)	Includes gains arising from the loss of exclusive control on Orange Concessions for 2,124 million euros and on the FiberCo in Poland for 340 million euros.

3.2    Main changes in the scope of consolidation

Changes in the scope of consolidation during 2023

Takeover of VOO in Belgium

On June 2, 2023, Orange Belgium finalized the acquisition from Nethys of 75% of the capital minus one share of VOO for 1,369 million euros. VOO’s contribution is consolidated in the Group’s financial statements from this date.

This transaction is intended to support Orange Belgium’s national convergent strategy and is expected to generate significant synergies, mainly related to the transfer of VOO’s MVNO business to the Orange Belgium network.

At the end of the transaction, Nethys retains a minority interest in VOO and now has protective rights to ensure the completion of the industrial and social project.

A put option granted by Orange to Nethys on its stake in VOO, exercisable until June 2026, led to the recognition of a current financial liability of 279 million euros at the acquisition date, corresponding to the fair value of equity attributable to minority interests.

The transaction also gives Nethys the option of converting its stake in VOO into Orange Belgium shares until June 2025. If necessary, Nethys has a put option granted by Orange on these shares, exercisable until June 2026.

The Board of Directors of Nethys has announced its intention to convert its stake into Orange Belgium shares. This transaction is currently being analyzed by a committee of independent directors of Orange Belgium and remains subject to the opinion of the Board of Directors and the approval of the General Assembly of Orange Belgium.

Following this process, Nethys could obtain an 11% stake in Orange Belgium and retain, once in the capital of Orange Belgium, the governance rights associated with its stake in VOO.

(in millions of euros)	At acquisition date
Acquisition cost, net of transaction costs	1,369
Transaction costs	24
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	1,373

In accordance with IFRS 3 – Business Combinations the fair value measurement of the identifiable assets acquired and liabilities assumed was completed in the 2023 fiscal year. The purchase price allocation is as follows:

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 75% share	1,369
Fair value of the non-controlling interests	279
Acquisition cost (a)	1,648
Net book value acquired before purchase price allocation	760
Effects of fair value measurement:
Tangible assets	152
Customer relationship	114
Trademark	16
Other intangibles	(11)
Net deferred tax	(68)
Net asset remeasured at fair value (b)	964
Goodwill (a)-(b)	684

Liability guarantees, which are customary in this type of transaction, were also granted to Orange (see Note 16.2 "Consolidation scope Commitments").

Below is VOO’s contribution to the Group’s consolidated statement of financial position at the acquisition date:

(in millions of euros)	2023
Assets
Goodwill	684
Other intangible assets	166
Property, plant and equipment	1,132
Right-of-use assets	30
Other	8
Total non-current assets	2,020
Inventories	24
Trade receivables	86
Cash and cash equivalents	19
Other	58
Total current assets	187
Total assets	2,207

(in millions of euros)	2023
Equity and liabilities
Total equity	1,648
Non-current financial liabilities	86
Non-current lease liabilities	30
Deferred tax liabilities	56
Other	43
Total non-current liabilities	214
Current financial liabilities	119
Trade payables	145
Operating taxes and levies payables	31
Current taxes payables	18
Other	32
Total current liabilities	345
Total equity and liabilities	2,207

The contribution of VOO and its subsidiaries to the Group’s consolidated income statement at December 31, 2023, since its acquisition on June 2, 2023, is shown below:

(in millions of euros)	2023
Revenue	300
Operating income	(18)
Finance costs, net	(6)
Income taxes	5
Consolidated net income	(19)

Ongoing transactions at December 31, 2023

Decision of the European Commission expected by the end of February 2024 on the consolidation of the activities of Orange and MásMóvil in Spain

On July 23, 2022, Orange and MásMóvil have signed a binding agreement relating to the combination of their activities in Spain (excluding Totem Spain and MásMóvil Portugal). This business combination will take the form of a 50-50 joint venture, co-controlled by the Orange group and the shareholder of MásMóvil. The Orange group would then lose exclusive control over its activities in Spain, and the joint venture would be consolidated using the equity method in the Orange group’s Consolidated Financial Statements.

At the reporting date, completion of the transaction remains subject to the approval of the competent administrative, regulatory and antitrust authorities and to the relevant and/or contractual conditions precedent.

In view of the progress of the transaction and the need to obtain the green light from the relevant antitrust and administrative authorities, the Group considers that IFRS 5 criteria relating to measurement and presentation of operations held for sale are not met at December 31, 2023.

The European Commission, after conducting a preliminary investigation (Phase I), has launched a thorough investigation (Phase II) which is expected to return on February 22, 2024.

Agreement signed for the sale of Orange’s OCS and Orange Studio shares to the Canal+ Group

On January 9, 2023, Orange and the Canal+ Group announced the signature of a memorandum of understanding anticipating the sale to the Canal+ Group of all capital held by Orange in the OCS pay TV package and in Orange Studio, the film and series co-production subsidiary. The Canal+ Group will become the sole shareholder of both companies following this transaction.

At December 31, 2023, completion of the transaction remains subject to the approval of the competent administrative, regulatory and antitrust authorities and to the relevant and/or contractual conditions precedent.

On January 12, 2024, the French Competition Authority granted conditional authorization for the transaction to go ahead (see Note 19 Subsequents events).

Agreement signed for the merger of Orange Romania Communications into Orange Romania

On September 30, 2021, Orange Romania completed for an amount of 296 million euros the acquisition of a 54% majority block in the capital of Telekom Romania Communications, since renamed Orange Romania Communications, and the takeover of an MVNO contract previously concluded between Telekom Romania Communications and Telekom Romania Mobile. As of the completion of this transaction, Orange Romania Communications is jointly owned by Orange (54%) and the Romanian government (46%).

On December 6, 2023, an agreement was signed with the Romanian state defining the main principles of the merger of Orange Romania Communications into Orange Romania and the entry of the Romanian state into the capital of Orange Romania.

The signing of this agreement has no impact on the Consolidated Financial Statements at December 31, 2023. The merger is expected to be completed in the first half of 2024.

Other ongoing projects in 2023

Conclusions from the Orange Bank strategic review and exclusive negotiations entered into with BNP Paribas

On June 28, 2023, the Orange group announced that it was entering into exclusive negotiations with BNP Paribas to define a referral partnership for the Orange Bank customer portfolio in France, and to develop financing solutions for mobile devices. The two groups are also discussing the terms of a takeover of Orange Bank’s business in Spain. This partnership will provide a continuity solution for Orange Bank customers and is in line with the intention to progressively withdraw Orange Bank from the retail banking market in France and Spain.

Changes in the scope of consolidation during 2022

Merger by incorporation of Deezer by the SPAC I2PO and initial public offering of the global music streaming platform

On April 19, 2022, I2PO, a SPAC (special purpose acquisition company) publicly traded since July 2021, and Deezer (the global music and audio streaming platform) announced that they had reached a definitive agreement for a business combination.

On July 4, 2022, Deezer’s shareholders contributed their shares to the SPAC in exchange for newly issued shares of the latter. A capital increase was carried out at the same time.

The merged entity, renamed Deezer, was floated on the stock exchange on July 5, 2022, and is now listed on the professional compartment of the Euronext Paris regulated market. Before the initial public offering, the transaction valued Deezer’s shares at 1.05 billion euros.

Prior to the transaction, the Group held an equity interest of 10.42% in Deezer and exercised a significant influence over the entity due to its presence on the Board of Directors.

After the transaction, Orange holds 8.13% of the new entity and no longer exercises a significant influence. Pursuant to IAS 28 and IFRS 9, the transaction entailed the disposal of all of Deezer’s interests in associates and joint ventures and the purchase at fair value of 9,061,723 shares in the new entity. Orange also purchased 500,000 additional shares by participating in the capital increase that followed the merger.

The Deezer shares had been fully impaired in the Group’s financial statements and the fair value of the I2PO shares was calculated on the basis of the price proposed for the initial public offering of July 5, 2022, i.e. 8.50 euros per share.

This transaction thus resulted in the Orange group recognizing a gain on disposal of 77 million euros in the income statement for the second half-year.

The shares of the new entity are presented in the balance sheet as investment securities at fair value through other comprehensive income.

Changes in the scope of consolidation during 2021

Disposal of 50% of the capital of Orange Concessions

On November 3, 2021, after receiving final approvals from the antitrust and local authorities, the Orange group sold a 50% stake in Orange Concessions to the HIN consortium (bringing together La Banque des Territoires, CNP Assurances and EDF Invest) for an amount of 1,053 million euros, resulting in the loss of Orange's exclusive control over this entity and its subsidiaries.

The transaction also includes a call option for the acquisition of an additional 1%, exercisable by Orange during the second quarter of the years 2026 to 2027. Guarantees, which are customary in this type of transaction, have also been granted (see Note 16 "Contractual obligations and off-balance sheet commitments").

As part of the transaction, 43 million euros was also received as compensation for a shareholder loan between Orange and Orange Concessions that existed prior to the disposal date. In addition, in November 2021, Orange Concessions repaid approximately 620 million euros of loans contracted, before the transaction date, with Orange SA following the issuance of bank loans by Orange Concessions.

Following this transaction, Orange Concessions is 50% owned by Orange and 50% owned by the consortium, which have joint control over this entity, which combines 24 subsidiaries that hold Public Initiative Networks (PIN) contracts with local authorities in mainland France and the French overseas territories.

This investment has been accounted for using the equity method since November 3, 2021. The fair value of the remaining stake retained by the Orange group (corresponding to 50% of the capital of Orange Concessions) amounted to 1,053 million euros at the transaction date (see Note 11 "Interests in associates and joint ventures").

This transaction was reflected in the Group's consolidated income statement as follows:

(in millions of euros)	At disposal date
Sale price of 50% of Orange Concessions' shares to the Consortium	1,053
Remeasurement at fair value of remaining interests held by Orange	1,053
Fair Value of Orange Concessions at the disposal date (a)	2,107
Net book value and transaction costs related to sale of Orange Concessions (b)	17
Gain resulting from the loss of exclusive control on Orange Concessions (a)+(b)	2,124
Tax cost related to sale of the shares	(47)
Net gain resulting from the loss of exclusive control on Orange Concessions	2,077

The effects of the disposal of Orange Concessions shares presented in the cash flow statement are as follows:

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	1,046
Tax costs related to sale of Orange Concessions' shares	(47)
Transferred cash of Orange Concessions	(242)
Sales of investment securities, net of cash transferred	758

The following assets and liabilities of Orange Concessions and its subsidiaries were derecognized on the date of disposal:

(in millions of euros)	At disposal date

Assets	1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Net equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94

Income statement
Revenues	471
Operating Income	(23)
Finance cost, net	(21)
Income taxes	(11)
Net income	(55)

Disposal of 50% of a subsidiary of Orange Polska in the context of the creation of a FiberCo in Poland

On August 31, 2021, Orange Polska and the APG Group finalized a share sale agreement under which the Group sold a 50% stake in Światłowód Inwestycje Sp. z o.o., Orange Polska's wholly owned "FiberCo" entity, whose scope of activity includes building fiber infrastructure and offering wholesale access services to other operators.

The net tax gain associated with the loss of control in the FiberCo, recognized in the consolidated income statement, amounted to 310 million euros and breaks down as follows:

(in millions of euros)	At disposal date
Sale price of 50% of FiberCo's shares sold to APG Group	292
Reameasurement at fair value of remaining interests hold by Orange Polska	292
Fair value of the FiberCo shares at the disposal date (a)	584
Net book value and transaction costs related to sale of the FiberCo (b)	(244)
Gain resulting from the loss of control on the FiberCo (a)+(b)	340
Tax cost related to sale of the shares	(30)
Net gain resulting from the loss of exclusive control on FiberCo	310

The sale price of the shares sold amounts to 292 million euros, of which 202 million euros was received in cash and 90 million euros to be received during the fiscal years 2022 through 2026, subject to compliance with the FiberCo entity's network deployment schedule.

Below are the effects of the disposal of FiberCo's shares in the cash flow statement (cash-flows related to investment activities):

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	288
Tax costs related to the transaction (VAT and income tax)	(61)
Transferred cash of the sold entity	(5)
Receivables on sale of shares	(90)
Sales of investment securities, net of cash transferred	132

The following assets and liabilities of FiberCo were derecognized on the date of disposal:

(in millions of euros)	At disposal date

Assets	297
Tangible assets	87
Operating taxes assets and tax receivable	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non current financial liabilities	36
Other liabilities	21

Guarantees, customary in this kind of transaction, were granted. The transaction also includes:

●	an obligation on each party to refinance the entity for around 66 million euros between 2023 and 2026,
●	a call option for an additional stake of approximately 1% in Światłowód Inwestycje exercisable by Orange Polska over the fiscal years 2027 through 2029.

As of August 31, 2021, Światłowód Inwestycje became a jointly controlled entity with the APG Group accounted for using the equity method (see Note 11 "Interests in associates and joint ventures").

Completion of the purchase price allocation for Telekom Romania Communications

On September 30, 2021, Orange Romania completed the acquisition of a 54% majority block in Telekom Romania Communications and the takeover of an MVNO contract previously concluded between Telekom Romania Communications and Telekom Romania Mobile, for an amount of 296 million euros. This transaction aims to accelerate Orange Romania's ambitions to become a major convergent operator for customers in the Romanian market.

In accordance with standard practice in this type of transaction, the amount paid by Orange Romania was subject to price adjustments in the months following the transaction.

(in millions of euros)	At acquisition date
Acquisition cost	296
Acquisition cost adjustment	(11)
Cash acquired	(90)
Cash paid for investment securities, net of cash acquired	195

In accordance with IFRS 3 – Business Combinations the fair value measurement of the identifiable assets acquired and liabilities assumed was finalized in the 2022 fiscal year. The final purchase price allocation is as follows:

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 54% share(1)	285
Fair value of the non-controlling interests	245
Acquisition price (a)	530
Net book value acquired	261
Effects of fair value measurement:
Tangible assets(2)	261
Customer relationship	29
Other intangibles	2
Other	(3)
Net deferred tax	(20)
Net asset remeasured at fair value (b)	530
Badwill / Goodwill (a)-(b)	—

(1) The amount paid by Orange Romania as of September 30, 2021 had been subject to price adjustments in the months following the transaction.

(2) The fair value measurement of property, plant and equipment mainly relates to land and buildings.

Liability guarantees, which are customary in this type of transaction, were also granted to Orange (see Note 16.2 “Consolidation scope Commitments”).

Conditional voluntary public tender offer on shares of Orange Belgium

On April 8, 2021, Orange SA launched a conditional voluntary public tender offer for 46.97% of the capital of Orange Belgium, corresponding to the balance of remaining shares not held directly and indirectly, at a price of 22 euros per share. The offer was opened from April 8 to April 23, 2021 and then voluntarily reopened from April 28, 2021 to May 4, 2021, under the same conditions. Following this offer, Orange SA directly and indirectly held 76.97% of the share capital of Orange Belgium.

The total acquisition cost of these shares amounted to 316 million euros. This share offer did not change the Orange group's pre-existing control over Orange Belgium, its subsidiaries and non-consolidated shares. Thus, in the Consolidated Financial Statements, this transaction resulted in an effect of (316) million euros on equity (including (172) million euros relating to the portion attributable to owners of the parent company and (144) million euros relating to the portion attributable to minority shareholders).

The cash paid out to acquire these minority interests in Orange has been presented in the financing flows in the statement of cash flows.

Accounting policies

Changes in the scope of consolidation

Entities are fully consolidated if the Group has the following:

–  power over the investee; and

–  exposure, or rights, to variable returns from its involvement with the investee; and

–  the ability to use its power over the investee to affect the amount of its returns.

IFRS 10 requires the exercise of judgment and continuous assessment of the control situation.

Clarifications of when the ownership interest does not imply a de facto presumption are provided in Note 20, which lists the main consolidated entities.

Joint ventures and companies over which the Group exercises significant influence (generally corresponding to an ownership interest of 20% to 50%) are accounted for using the equity method.

When assessing the level of control or significant influence exercised over a subsidiary or associate, the existence and effect of any exercisable or convertible potential voting rights at the closing date are taken into account.

Takeovers (business combinations)

Business combinations are accounted for using the acquisition method:

–  the acquisition cost is measured at the fair value of the consideration transferred, including all contingent consideration, at the acquisition date. Subsequent changes in the fair value of a contingent consideration are accounted for either through profit or loss or in equity, in accordance with the applicable standards, facts and circumstances;

–  goodwill is the difference between the consideration transferred, plus the non-controlling interests and the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, and is recognized as an asset in the statement of financial position. Considering the Group’s activity, the fair value measurements of the identifiable assets mainly relate to licenses, customer bases and brands (which cannot be capitalized when developed in-house), generating associated deferred tax. The fair value of these assets, which cannot be observed, is established using commonly adopted methods, such as those based on revenues or costs (e.g.: the “Greenfield” method for the valuation of licenses, the “relief from royalty” method for the valuation of brands and the “excess earnings” method for customer bases).

−  when the consideration transferred, plus the non-controlling interests, is less than the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, a badwill is recognized as income for the period in the income statement on the line "Effects resulting from business combination".

For each takeover involving an equity investment below 100%, the fraction of the interest not acquired (non-controlling interests) is measured:

–  either at its fair value, in which case goodwill is recognized for the portion relating to non-controlling interests;

–  or proportionate to its share of the acquiree's identifiable net assets: in which case, goodwill is only recognized for the portion acquired.

Costs directly attributable to the acquisition are recognized directly in operating expenses in the period in which they are incurred.

When a takeover is achieved in stages, the previously held equity interest is re-measured at fair value at the acquisition date through operating income. The related other comprehensive income, if any, is fully reclassified to profit or loss. When the previous portion was measured at fair value through other comprehensive income, the remeasurement was recognized in other comprehensive income.

Loss of exclusive control resulting from the partial disposal of consolidated shares

A loss of exclusive control by the Group over one of its subsidiaries results in the recognition in profit or loss of a capital gain or loss on the disposal, and in the remeasurement at fair value of the residual interest retained in accordance with the requirements of IFRS 10 applicable in the event of a loss of control.

Loss of significant influence or joint control leading to the discontinuation of the equity method while retaining a residual interest

A loss of significant influence or joint control by the Group over one of its associates or joint ventures while retaining a residual interest results in the recognition in profit or loss of a capital gain or loss on the disposal of the shares sold, and, in accordance with the provisions of IAS 28, the remeasurement at fair value of the residual interest retained. The fair value of the retained interest constitutes the entry value of the financial asset within the scope of IFRS 9.

Internal transfer of consolidated shares

The IFRS do not address the accounting treatment of a transfer of consolidated shares within the Group resulting in changes in ownership interest. The Group applies the following accounting policy:

–  the transferred shares are carried at historical cost and the gain or loss on disposal is fully eliminated in the acquirer’s accounts;

–  the non-controlling interests are adjusted to reflect the change in their share in equity against Group retained earnings, with no impact on profit and loss and equity.

Assets held for sale

The Group qualifies an asset or group of assets as “held for sale” when:

–  the management is committed to a plan to sell;

–  the asset is available for immediate sale in its current state (subject to any conditions precedent that are usual in such disposals); and

–  the disposal is highly likely to take place within 12 months.

Thus, when the Group is committed to a plan to sell involving the loss of control or significant influence over one of its assets, it classifies all assets and liabilities of the entity concerned on a separate line in the statement of financial position: "Assets/Liabilities held for sale," at a value equal to the lower of the net carrying value and the fair value net of disposal costs.

In addition, when the asset or group of assets held for sale is a major component of a business segment, its contribution to the income statement is presented separately below “net income from continuing operations” and its cash flow contribution is presented in the statement of cash flows.